RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO") (Disclosure of detailed information about reclamation and rehabilitation obligations) (Details) - Reclamation And Rehabilitation Obligations [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Balance at beginning of period	$ 4,363	$ 3,064
Liability acquired on acquisition of Goldsource /Moss Mine	14,260	1,265
Cash outflows for reclamation and rehabilitation activities		(4)
Changes in estimate	1,230	712
Accretion expense	588	194
Liability extinguished		(866)
Translation of foreign operation to presentation currency		(2)
Balance at end of period	20,441	4,363
San Albino Mine [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of period	3,049	2,198
Liability acquired on acquisition of Goldsource /Moss Mine	0	0
Cash outflows for reclamation and rehabilitation activities		(4)
Changes in estimate	691	725
Accretion expense	135	130
Liability extinguished		0
Translation of foreign operation to presentation currency		0
Balance at end of period	3,875	3,049
Eagle Mountain Project [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of period	1,314	0
Liability acquired on acquisition of Goldsource /Moss Mine	0	1,265
Cash outflows for reclamation and rehabilitation activities		0
Changes in estimate	(25)	(13)
Accretion expense	63	64
Liability extinguished		0
Translation of foreign operation to presentation currency		(2)
Balance at end of period	1,352	1,314
Moss Mine [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of period	0	0
Liability acquired on acquisition of Goldsource /Moss Mine	14,260	0
Cash outflows for reclamation and rehabilitation activities		0
Changes in estimate	564	0
Accretion expense	390	0
Liability extinguished		0
Translation of foreign operation to presentation currency		0
Balance at end of period	15,214	0
La Trinidad Mine [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of period	0	866
Liability acquired on acquisition of Goldsource /Moss Mine	0	0
Cash outflows for reclamation and rehabilitation activities		0
Changes in estimate	0	0
Accretion expense	0	0
Liability extinguished		(866)
Translation of foreign operation to presentation currency		0
Balance at end of period	$ 0	$ 0